Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 251,347	$ 413,532
Marketable securities	2,067	4,027
Trade and other receivables	133,997	128,943
Related party receivables	13,091	8,532
Inventories	120,067	136,997
Voyages in progress	141,099	100,225
Prepaid expenses and accrued income	22,431	14,457
Derivative instruments	295	1,997
Other current assets	22,858	17,303
Total current assets	707,252	826,013
Non-current assets
Vessels and equipment	4,911,996	5,246,697
Right-of-use assets	0	1,435
Goodwill	112,452	112,452
Derivative instruments	8,730	22,422
Investment in associated companies	8,791	11,788
Other non-current assets	4,406	0
Total assets	5,753,627	6,220,807
Current liabilities
Short-term debt and current portion of long-term debt	320,520	460,318
Current portion of obligations under leases	0	1,153
Related party payables	31,064	35,370
Trade and other payables	143,122	98,812
Total current liabilities	494,706	595,653
Non-current liabilities
Long-term debt	2,747,225	3,284,070
Obligations under leases	0	451
Other non-current payables	818	452
Total liabilities	3,242,749	3,880,626
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	437	1,782
Retained earnings	679,509	507,467
Total equity attributable to the shareholders of the Company	2,511,350	2,340,653
Non-controlling interest	(472)	(472)
Total equity	2,510,878	2,340,181
Total liabilities and equity	$ 5,753,627	$ 6,220,807